Long-Term Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current portion of long-term borrowings
Current portion of long-term borrowings	$ 3,550	$ 3,111
Long-term borrowings
Long-term borrowings	126,940	117,110
Borrowings	130,490	120,221
Accrued Interest
Current portion of long-term borrowings
Current portion of long-term borrowings	3,056	2,662
Other Liabilities
Current portion of long-term borrowings
Current portion of long-term borrowings	494	449
Long-term borrowings
Long-term borrowings	5,719	5,222
Credit Facility (Net of Financing Costs)
Long-term borrowings
Long-term borrowings	95,068	83,043
Limited Recourse Loan Facility
Long-term borrowings
Long-term borrowings	$ 26,153
Share of Joint Operation Borrowings
Long-term borrowings
Long-term borrowings		$ 28,845